Derivatives and Fair Value Disclosures - Schedule of Accumulated Other Comprehensive Income (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 626,526,814	$ 549,663,961	$ 517,925,351
Ending balance	690,326,610	626,526,814	549,663,961
Accumulated Gain (Loss), Cash Flow Hedge, Including Noncontrolling Interest [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	387,608	731,814	5,186,483
Other comprehensive income (loss) before reclassifications	(3,789)	247,458	316,566
Amounts reclassified from accumulated other comprehensive income (loss) relating to qualifying hedges	(383,819)	(591,664)	(4,771,235)
Ending balance	$ 0	$ 387,608	$ 731,814